STOCK OPTIONS (Details) - $ / shares	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Stock Options
Number of stock option at beginning	11,205,000	11,800,000	4,910,000	5,765,000	3,720,000
Exercise price at beginning	$ 0.17	$ 0.18	$ 0.18	$ 0.20	$ 0.19
Number of stock option, Granted to employees	100,000	4,845,000	3,650,000	605,000	3,085,000
Exercise price of stock option, Granted to employees	$ 0.39	$ 0.84	$ 0.15	$ 0.15	$ 0.20
Number of stock option, Forfeitures by service provider				(500,000)	(65,000)
Exercise price of stock option, Forfeitures by service provider				$ 0.44	$ 0.15
Number of stock option, Forfeitures by employees				(960,000)	(965,000)
Exercise price of stock option, Forfeitures by employees				$ 0.15	$ 0.15
Number of stock option, Forfeiture by employees					(10,000)
Exercise price of stock option, Forfeiture by employees					$ 0.22
Number of stock option, Granted to employees			400,000
Exercise price of stock options, Granted to employees			$ 0.30
Number of stock option, granted to service providers	500,000	1,910,000	2,750,000
Exercise price of stock option, granted to service providers	$ 0.39	$ 0.84	$ 0.15
Number of stock option, Options exercised into common shares		(3,565,000)
Exercise price of stock option, Options exercised into common shares		$ 0.15
Number of stock option, expiration of option to employees	(5,000)	(25,000)	(430,000)
Exercise price of stock option, expiration of option to employees	$ 0.15	$ 0.15	$ 0.15
Number of stock option, expiration of options to employees			(75,000)
Exercise price of stock option, expiration of options to employees			$ 0.22
Number of stock option at ending	11,800,000	14,965,000	11,205,000	4,910,000	5,765,000
Exercise price at ending	$ 0.18	$ 0.48	$ 0.17	$ 0.18	$ 0.20